NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of valuation assumptions	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%
Expected volatility	201% - 223%	218% - 223%
Expected term of stock warrant in years	2 years 6 months	2 years 6 months
Expected dividend yield	0.00%	0.00%
Average value per warrant	$1.10 - $1.57	$0.16 - $1.92